SCHEDULE OF PRELIMINARY FAIR VALUE OF ASSETS ACQUIRED AND LIABILITIES ACQUISITION (Details) - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Feb. 01, 2022	Jan. 01, 2022	Sep. 30, 2021	Jun. 30, 2021	Sep. 02, 2021
Restructuring Cost and Reserve [Line Items]
Contingent consideration promissory note							$ 4,244,400
Healthcare Acquisition [Member]
Restructuring Cost and Reserve [Line Items]
Tangible assets acquired		$ 174,351				$ 174,351
Intangible assets acquired – client agreements		457,079
Goodwill		667,921				1,125,000
Liabilities assumed pursuant to stock purchase agreement		77,158				77,158
Total assets acquired and liabilities assumed		1,376,509				1,376,509
Cash paid at acquisition date		1,026,509				1,026,509
Contingent consideration promissory note		350,000				350,000
Total acquisition purchase price		1,376,509				1,376,509
Liabilities assumed pursuant to stock purchase agreement		$ (77,158)				$ (77,158)
Medical Billing Acquisition [Member]
Restructuring Cost and Reserve [Line Items]
Tangible assets acquired	$ 401,547				$ 401,547
Intangible assets acquired – client agreements	206,955
Goodwill	2,713,045				2,920,000
Liabilities assumed pursuant to stock purchase agreement	401,547				401,547
Total assets acquired and liabilities assumed	2,920,000				2,920,000
Cash paid at acquisition date	2,270,000				2,270,000
Contingent consideration promissory note	650,000				650,000
Total acquisition purchase price			$ 335,000
Liabilities assumed pursuant to stock purchase agreement	(401,547)				(401,547)
Healthcare Acquisition One [Member]
Restructuring Cost and Reserve [Line Items]
Tangible assets acquired				$ 190,631
Goodwill				2,100,000
Liabilities assumed pursuant to stock purchase agreement				387,005
Total assets acquired and liabilities assumed				1,903,626
Cash paid at acquisition date				1,153,626
Contingent consideration promissory note				750,000
Total acquisition purchase price	$ 2,920,000			1,903,626	$ 2,920,000
Liabilities assumed pursuant to stock purchase agreement				$ (387,005)
Medical Billing Assets Acquisition [Member]
Restructuring Cost and Reserve [Line Items]
Intangible assets acquired – client agreements			335,000
Total assets acquired and liabilities assumed			335,000
Cash paid at acquisition date			230,000
Contingent consideration promissory note			$ 105,000